FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately held companies	$ 4,427	$ 6,780
Foreign exchange forward and cylinders - net asset position	9,618
Foreign exchange forward and cylinders - net liability position		(4,302)
Total assets and liabilities	14,045	2,478
Quoted prices in active market (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately held companies	0	0
Foreign exchange forward and cylinders - net asset position	0
Foreign exchange forward and cylinders - net liability position		0
Total assets and liabilities	0	0
Significant other observable inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately held companies	0	0
Foreign exchange forward and cylinders - net asset position	9,618
Foreign exchange forward and cylinders - net liability position		(4,302)
Total assets and liabilities	9,618	(4,302)
Significant unobservable inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately held companies	4,427	6,780
Foreign exchange forward and cylinders - net asset position	0
Foreign exchange forward and cylinders - net liability position		0
Total assets and liabilities	$ 4,427	$ 6,780